Leases	6 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 8 – LEASES

On July 9, 2024, Haoxi BJ entered into a lease with an individual (the “Landlord 1”) for an office at 801/802, Block C, 8 / F, 103, Huizhong Li, Chaoyang District, Beijing. The lease was from July 1, 2024 to June 30, 2026, and annual rental was RMB589,200 ($81,965), to be paid quarterly.

These lease agreements do not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.

For the Six Months Ended December 31,2024 and 2023, the Company occurred operating lease expense of $40,983 for Locke Time and $88,345(Includes Locke Time for $42,247 and Vantone Center for $46,098 ), respectively.

The weighted-average remaining lease term and the weighted-average discount rate of the lease is as follows:

December31, 2024
Weighted-average remaining lease term	1 year

Weighted-average discount rate	4.75%

The following table summarizes the maturity of operating lease liabilities as of December 31 ,2024:

12 months ending December 31,	Operating
(Unaudited)
2025	$81,965
Total lease payments	81,965
Less: imputed interest	(3,149)
Total lease liabilities	$78,817